August 4, 1997


Ruth Sanders, Esq.
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  T. Rowe Price Balanced Fund, Inc., File Nos.: 033-38791/811-6275
     T. Rowe Price Blue Chip Growth Fund, Inc., File Nos.: 033-49581/811-7059
     T. Rowe Price Capital Appreciation Fund, File Nos.: 033-05646/811-4519
     T. Rowe Price Capital Opportunity Fund, Inc.,
       File Nos.: 033-56015/811-07225
     T. Rowe Price Diversified Small-Cap Growth Fund, Inc.,
       File Nos.: 333-26323/811-08203
     T. Rowe Price Dividend Growth Fund, Inc., File Nos.: 033-49187/811-7055
     T. Rowe Price Equity Income Fund, File Nos.: 033-00070/811-4400
     T. Rowe Price Financial Services Fund, Inc.,
       File Nos.: 333-09551/811-07749
     T. Rowe Price Growth & Income Fund, Inc., File Nos.: 002-79190/811-3566
     T. Rowe Price Growth Stock Fund, Inc., File Nos.: 002-10780/811-579
     T. Rowe Price Health Sciences Fund, Inc., File Nos.: 033-63759/811-07381
     T. Rowe Price Index Trust, Inc., File Nos.: 033-32859/811-5986
     T. Rowe Price Mid-Cap Growth Fund, Inc., File Nos.: 033-47806/811-6665
     T. Rowe Price Mid-Cap Value Fund, Inc., File Nos.: 333-02993/811-07605
     T. Rowe Price New America Growth Fund, Inc.,
       File Nos.: 002-99122/811-4358
     T. Rowe Price New Era Fund, Inc., File Nos.: 002-29866/811-1710
     T. Rowe Price New Horizons Fund, Inc., File Nos.: 002-18099/811-958
     T. Rowe Price Science & Technology Fund, Inc.,
       File Nos.: 033-16567/811-5299
     T. Rowe Price Small-Cap Stock Fund, Inc., File Nos.: 002-12171/811-696
     T. Rowe Price Small-Cap Value Fund, Inc., File Nos.: 002-43237/811-2215
     T. Rowe Price Value Fund, Inc., File Nos.: 033-54963/811-07209 Institutional Equity Funds, Inc.
       Mid-Cap Equity Growth Fund, File Nos.: 333-04753/811-07639

Dear Ms. Sanders:

     This letter will serve as our filing under provisions of Rule 497 of the Securities Act of 1933. We are writing to inform you that the Statement of Additional Information for the funds listed above has been revised from May 1, 1997, to July 28, 1997, in order to add the T. Rowe Price Media & Telecommunications Fund, Inc., to the funds covered under the Statement of Additional Information. This document will be used for the offer and sale of fund shares.

                                   Sincerely,

                                   /s/Forrest R. Foss
                                   Forrest R. Foss